Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred income tax
Schedule of temporary difference, unused tax losses and unused tax credits

(a)The Group recognizes the effects of timing differences between the accounting and tax basis. This caption is made up as follows:

			Credit (debit) to				Credit (debit) to
		Credit (debit) to	consolidated			Credit (debit) to	consolidated
	As of	consolidated	statements of other		As of	consolidated	statements of other	As of
	January 1,	statement of profit	comprehensive	Others	December 31,	statement of profit	comprehensive	December 31,
	2019	or loss	income	movements	2019	or loss	income	2020
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Deferred asset for income tax
Tax - loss carryforward	105,462	25,866	—	—	131,328	27,185	—	158,513
Difference in depreciation and amortization rates	61,390	(103)	—	—	61,287	2,616	—	63,903
Provision for closure of mining units, net	11,829	3,684	—	—	15,513	(1,313)	—	14,200
Provision for impairment of value of inventory	6,833	661	—	—	7,494	(195)	—	7,299
Contingent consideration liability	4,648	193	—	—	4,841	1,671	—	6,512
Impairment loss of long-lived assets	7,472	576	—	—	8,048	(6,118)	—	1,930
Other minor	9,200	(432)	—	400	9,168	207	—	9,375
	206,834	30,445	—	400	237,679	24,053	—	261,732
Derivative financial instruments	—	—	—	—	—	—	5,440	5,440
	206,834	30,445	—	400	237,679	24,053	5,440	267,172
Deferred assets for mining royalties and special mining tax	36	(6)	—	—	30	(30)	—	—

Total deferred asset	206,870	30,439	—	400	237,709	24,023	5,440	267,172

Deferred liability for income tax
Effect of translation into U.S. dollars	(61,271)	14,995	—	—	(46,276)	(31,853)	—	(78,129)
Differences in amortization rates for development costs	(65,988)	(3,357)	—	—	(69,345)	4,509	—	(64,836)
Difference in depreciation and amortization rates	(36,468)	(7,539)	—	—	(44,007)	(3,028)	—	(47,035)
Fair value of mining concessions	(12,745)	(238)	—	—	(12,983)	(1,915)	—	(14,898)
Other minors	(22,700)	3,367	—	—	(19,333)	(7,036)	—	(26,369)
	(199,172)	7,228	—	—	(191,944)	(39,323)	—	(231,267)

Derivative financial instruments	(813)	—	813	—	—	—	—	—

Deferred liability for mining royalties and special mining tax	(2)	(166)	—	—	(168)	(206)	—	(374)

Total deferred liability	(199,987)	7,062	813	—	(192,112)	(39,529)	—	(231,641)

Deferred income tax asset, net	6,883	37,501	813	400	45,597	(15,506)	5,440	35,531

Schedule of detailed information about net deferred tax asset

	2020	2019
	US$(000)	US$(000)

Deferred income tax asset	73,850	74,556
Deferred income tax liability	(38,319)	(28,959)

	35,531	45,597

Schedule of detailed information about provision for income taxes

(c)The following is the composition of the provision for income taxes shown in the consolidated statement of income for the years 2020, 2019 and 2018:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Income tax expense
Current	(8,446)	(11,851)	(12,433)
Deferred	(15,270)	37,617	(10,029)
	(23,716)	25,766	(22,462)
Mining Royalties and Special Mining Tax
Current	(1,478)	(60)	(4,449)
Deferred	(236)	(116)	32
	(1,714)	(176)	(4,417)

Total income tax	(25,430)	25,590	(26,879)

Schedule of reconciliation of accounting profit multiplied by applicable tax rates

(d)Below is a reconciliation of tax expense and the accounting profit (loss) multiplied by the statutory tax rate for the years 2020, 2019 and 2018:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Profit (loss) before income tax	(130,318)	(43,535)	27,033
Profit (loss) for discontinued operations	5,409	(10,514)	(11,808)
Profit (loss) before income tax	(124,909)	(54,049)	15,225

Theoretical gain (loss) for income tax	36,848	15,944	(4,491)

Permanent items and others:
Effect of translation into U.S. dollars	(31,853)	14,995	(15,248)
Non-deductible expenses	(11,789)	(6,877)	(1,095)
Foreign exchange difference of permanent items	(10,524)	(3,081)	(2,371)
Share in the results of associates and joint ventures	(2,808)	14,074	(337)
Unrecognized deferred tax asset	(2,342)	(9,265)	(2,038)
Deferred stripping cost	(2,521)	—	—
Mining royalties and special mining tax	1,273	(24)	3,118
Income tax income (expense)	(23,716)	25,766	(22,462)
Mining Royalties and Special Mining Tax	(1,714)	(176)	(4,417)
Total income tax	(25,430)	25,590	(26,879)